UNITED
                         FUNDS, INC.
                            United Bond Fund
                            United Income Fund
                            United Accumulative Fund
                            United Science and Technology Fund

                         SEMIANNUAL
                         REPORT
                         --------------------------------------
                         For the six months ended June 30, 1997

     This report is submitted for the general information of the shareholders of United Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the United Funds, Inc. current prospectus.

     PRESIDENT'S LETTER
     JUNE 30, 1997





     Dear Shareholder:

          As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

          Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of June 30, 1997, mutual fund assets under management totaled more than $19.3 billion.

          We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

     Respectfully,
     Keith A. Tucker
     President

     SHAREHOLDER SUMMARY
     ----------------------------------------------------------------------
     UNITED BOND FUND

     PORTFOLIO STRATEGY:
     Corporate and government   OBJECTIVE:   Reasonable return with emphasis on
       bonds                                 the preservation of principal.
     Maximum 10% Non-Debt
       Securities                STRATEGY:   Invests in bonds issued by
                                             companies in a variety of
                                             industries and in government
                                             securities.  (May purchase
                                             securities subject to repurchase
                                             agreements.  May invest in certain
                                             options and futures.)

                                  FOUNDED:   1964

             SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

     PERFORMANCE SUMMARY -- Class A Shares

             PER SHARE DATA
     For the Six Months Ended June 30, 1997
     --------------------------------------

     DIVIDENDS PAID                   $0.19
                                      =====

     NET ASSET VALUE ON
        6/30/97                       $6.13
       12/31/96                        6.14
                                      -----
     CHANGE PER SHARE                $(0.01)
                                      =====



     Past performance is not necessarily an indication of future results.



     TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
     Period                                 Sales Load*    Sales Load**
     ------                                 -----------    ------------
      1-year period ended 6-30-97                2.27%          8.51%
      5-year period ended 6-30-97                6.35%          7.62%
     10-year period ended 6-30-97                7.95%          8.59%

      *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

     **Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

     Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     PORTFOLIO HIGHLIGHTS

     On June 30, 1997, United Bond Fund had net assets totaling $511,711,471 invested in a diversified portfolio of:

        95.69% Bonds
         4.31% Cash and Cash Equivalents




     As a shareholder of United Bond Fund, for every $100 you had invested on June 30, 1997, your Fund owned:

     Bonds:
      Corporate                 $65.11
      U.S. Government            23.56
      Other Government            7.02
     Cash and Cash Equivalents    4.31


     Not all holdings will be represented in the portfolio at all times.

     THE INVESTMENTS OF UNITED BOND FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES
     Chemicals and Allied Products - 4.41%
      Dow Capital BV,
        9.0%, 5-15-2010 .......................   $ 5,000   $  5,716,550
      Dow Chemical Company (The),
        8.55%, 10-15-2009 .....................     5,000      5,536,850
      Procter & Gamble Company (The),
        8.0%, 9-1-2024 ........................    10,000     11,296,200
        Total .................................               22,549,600

     Communication - 7.45%
      Bell Telephone Company of Pennsylvania (The),
        8.35%, 12-15-2030 .....................     5,000      5,713,450
      BellSouth Telecommunications, Inc.,
        5.85%, 11-15-2045 .....................     3,000      2,951,010
      Cablevision Industries Corporation,
        9.25%, 4-1-2008 .......................     5,000      5,315,800
      Centel Capital Corporation,
        9.0%, 10-15-2019 ......................     5,585      6,441,404
      Continental Cablevision, Inc.,
        8.5%, 9-15-2001 .......................     3,000      3,168,660
      Jones Intercable, Inc.,
        9.625%, 3-15-2002 .....................     2,500      2,618,750
      Tele-Communications, Inc.,
        6.58%, 2-15-2005 ......................     7,500      7,750,650
      Turner Broadcasting System, Inc.,
        8.375%, 7-1-2013 ......................     4,000      4,148,600
        Total .................................               38,108,324

     Depository Institutions - 9.48%
      AmSouth Bancorporation,
        6.75%, 11-1-2025 ......................     6,000      5,866,500
      Chevy Chase Savings Bank, F.S.B.,
        9.25%, 12-1-2005 ......................     1,500      1,503,750
      J.P. Morgan & Co. Incorporated,
        7.54%, 1-15-2027 ......................     4,250      4,066,272
      Kansallis-Osake-Pankki,
        10.0%, 5-1-2002 .......................     6,000      6,728,700
      NBD Bank, National Association,
        8.25%, 11-1-2024 ......................     6,000      6,667,680
      NationsBank Corporation,
        8.57%, 11-15-2024 .....................     5,000      5,695,250

                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED BOND FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (CONTINUED)
     Depository Institutions (Continued)
      Riggs National Corporation,
        8.5%, 2-1-2006 ........................   $ 6,000   $  6,240,000
      SouthTrust Bank of Alabama, N.A.:
        5.58%, 2-6-2006 .......................     4,500      4,346,775
        7.69%, 5-15-2025 ......................     5,000      5,398,550
      Sovereign Bancorp, Inc.,
        8.0%, 3-15-2003 .......................     2,000      2,015,000
        Total .................................               48,528,477

     Electric, Gas and Sanitary Services - 6.71%
      Arkla, Inc.,
        10.0%, 11-15-2019 .....................     8,000      8,803,920
      Cajun Electric Power Cooperative, Inc.,
        8.92%, 3-15-2019 ......................     5,000      5,417,350
      Cleveland Electric Illuminating Co. (The),
        9.5%, 5-15-2005 .......................     4,000      4,302,600
      Consolidated Edison Company
        of New York, Inc.,
        8.05%, 12-15-2027 .....................     4,500      4,471,470
      El Paso Electric Company,
        7.25%, 2-1-99 .........................     2,250      2,254,117
      Pacific Gas & Electric Co.,
        6.875%, 12-1-99........................     4,750      4,751,615
      Pennsylvania Power & Light Co.,
        9.25%, 10-1-2019 ......................     4,000      4,322,680
         Total  ...............................               34,323,752

     Fabricated Metal Products - 0.60%
      Mark IV Industries, Inc.,
        8.75%, 4-1-2003 .......................     3,000      3,097,500

     Food and Kindred Products - 3.51%
      Coca-Cola Enterprises Inc.,
        0.0%, 6-20-2020 .......................    60,000     11,928,000
      Nabisco, Inc.,
        6.8%, 9-1-2001 ........................     6,000      6,009,780
        Total .................................               17,937,780

     Food Stores - 0.40%
      Kroger Co. (The),
        7.65% 4-15-2007 .......................     2,000      2,047,100

     Health Services - 1.70%
      Tenet Healthcare Corporation:
        7.875%, 1-15-2003 .....................     3,500      3,508,750
        8.625%, 12-1-2003 .....................     5,000      5,175,000
        Total .................................                8,683,750

                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED BOND FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (CONTINUED)
     Hotels and Other Lodging Places - 1.86%
      Marriott International, Inc.,
        7.875%, 4-15-2005 .....................   $ 5,000   $  5,186,000
      RHG Finance Corporation,
        8.875%, 10-1-2005 .....................     4,000      4,356,880
        Total .................................                9,542,880

     Industrial Machinery and Equipment - 0.64%
      Joy Technologies Inc.,
        10.25%, 9-1-2003 ......................     3,000      3,256,770

     Insurance Carriers - 0.61%
      Reliance Group Holdings, Inc.,
        9.0%, 11-15-2000 ......................     3,000      3,120,000

     Lumber and Wood Products - 0.42%
      Doman Industries Limited,
        8.75%, 3-15-2004 ......................     2,250      2,171,250

     Nondepository Institutions - 14.32%
      Associates Corporation of North America,
        7.95%, 2-15-2010 ......................     7,250      7,751,773
      Banc One Credit Card Master Trust,
        Series 1994-B, Class A,
        7.55%, 12-15-99 .......................     5,000      5,031,250
      Chrysler Financial Corporation,
        12.75%, 11-1-99 .......................     9,000     10,200,330
      Countrywide Mortgage Backed Securities,
        Inc.,
        6.5%, 4-25-2024 .......................    10,000      9,978,900
      DLJ Mortgage Acceptance Corp.,
        6.5%, 4-25-2024 .......................     4,776      4,572,849
      Equicon Loan Trust,
        7.3%, 2-18-2013 .......................     4,571      4,560,829
      General Electric Capital Corporation,
        8.3%, 9-20-2009 .......................     5,000      5,486,800
      General Motors Acceptance Corporation,
        8.875%, 6-1-2010 ......................    10,000     11,398,300
      Residential Asset Securities Corporation,
        Mortgage Pass-Through Certificates,
        1995-KS3 Class D,
        8.0%, 10-25-2024 ......................     4,000      4,102,080
      Residential Funding Mortgage
        Securities, Inc.,
        8.0%, 8-25-2020 .......................     5,314      5,316,965
      Westinghouse Electric Corporation,
        8.875%, 6-14-2014 .....................     4,500      4,877,910
        Total .................................               73,277,986

                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED BOND FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (CONTINUED)
     Oil and Gas Extraction - 4.13%
      Anadarko Petroleum Corporation,
        7.25%, 3-15-2025 ......................   $ 5,000   $  5,090,150
      Mitchell Energy & Development Corp.,
        9.25%, 1-15-2002 ......................     3,000      3,232,290
      Oryx Energy Company:
        10.0%, 4-1-2001 .......................     3,500      3,817,660
        8.375%, 7-15-2004 .....................     3,500      3,647,315
      Seagull Energy Corporation,
        7.875%, 8-1-2003 ......................     1,250      1,281,250
      YPF Sociedad Anoima,
        8.0%, 2-15-2004 .......................     4,000      4,074,800
        Total .................................               21,143,465

     Paper and Allied Products - 1.32%
      Boise Cascade Office Products Corporation,
        9.875%, 2-15-2001 .....................     2,500      2,622,100
      Canadian Pacific Forest Products Ltd.,
        9.25%, 6-15-2002 ......................     4,000      4,138,040
        Total .................................                6,760,140

     Printing and Publishing - 1.25%
      News America Holdings Incorporated,
        9.125%, 10-15-99 ......................     2,000      2,108,480
      Viacom International Inc.:
        9.125%, 8-15-99 .......................     1,500      1,537,500
        10.25%, 9-15-2001 .....................     2,500      2,733,750
        Total .................................                6,379,730

     Security and Commodity Brokers - 0.96%
      Salomon Inc.,
        3.65%, 2-14-2002 ......................     5,000      4,910,000

     Stone, Clay and Glass Products - 2.11%
      Owens-Corning Fiberglas Corporation,
        8.875%, 6-1-2002 ......................     5,000      5,378,250
      Owens-Illinois, Inc.,
        7.85%, 5-15-2004 ......................     2,500      2,538,975
      USG Corporation:
        9.25%, 9-15-2001 ......................     2,000      2,115,000
        8.5%, 8-1-2005 ........................       750        780,000
        Total .................................               10,812,225

     Transportation Equipment - 0.64%
      McDonnell Douglas Corporation,
        9.25%, 4-1-2002 .......................     3,000      3,298,620


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED BOND FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE DEBT SECURITIES (CONTINUED)
     Wholesale Trade -- Durable Goods- 2.59%
      Fisher Scientific International Inc.,
        7.125%, 12-15-2005 ....................   $ 3,500   $  3,428,040
      Motorola, Inc.,
        8.4%, 8-15-2031 .......................     8,500      9,809,680
        Total .................................               13,237,720

     TOTAL CORPORATE DEBT SECURITIES - 65.11%               $333,187,069
      (Cost: $337,283,884)

     OTHER GOVERNMENT SECURITIES
     Canada - 5.91%
      Hydro Quebec:
        8.05%, 7-7-2024 .......................    10,000     10,839,800
        7.4%, 3-28-2025 .......................     5,000      5,419,250
      Province de Quebec:
        5.67%, 2-27-2026 ......................     3,500      3,483,865
        6.29%, 3-6-2026 .......................     5,000      4,948,950
      Province of Nova Scotia,
        8.25%, 11-15-2019 .....................     5,000      5,559,750
         Total  ...............................               30,251,615

     Supranational - 1.11%
      Inter-American Development Bank,
        8.4%, 9-1-2009 ........................     5,000      5,652,700

     TOTAL OTHER GOVERNMENT SECURITIES - 7.02%              $ 35,904,315
      (Cost: $29,174,666)

     UNITED STATES GOVERNMENT SECURITIES
      Fannie Mae:
        7.09%, 4-1-2004 .......................     4,500      4,450,770
        7.0%, 7-25-2006 .......................    10,000     10,056,200
        7.0%, 8-25-2021 .......................    10,000      9,962,500
      Federal Home Loan Mortgage Corporation:
        7.5%, 2-15-2007 .......................    10,000     10,203,100
        7.5%, 11-15-2017 ......................    10,000     10,140,600
        7.5%, 4-15-2019 .......................    13,226     13,089,768
        7.95%, 12-15-2020 .....................     9,000      9,205,290
      Government National Mortgage Association:
        7.5%, 7-15-2023 .......................     6,155      6,214,232
        7.5%, 12-15-2023 ......................     5,291      5,341,056
        8.0%, 9-15-2025 .......................     9,316      9,658,882
        7.75%, 10-15-2031 .....................     1,993      2,023,371


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED BOND FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     UNITED STATES GOVERNMENT SECURITIES (Continued)
      Tennessee Valley Authority,
        5.98%, 4-1-2036 .......................   $ 5,000   $  5,040,400
      United States Department of Veterans Affairs,
        Guaranteed Remic Pass-Through Certificates,
        Vendee Mortgage Trust, 1997-2 Class C,
        7.5%, 8-15-2017 .......................     4,000      4,045,000
      United States Treasury:
        5.5%, 2-28-99 .........................     8,000      7,933,760
        6.75%, 5-31-99 ........................     7,500      7,586,700
        0.0%, 2-15-2019 .......................    25,000      5,611,250

     TOTAL UNITED STATES GOVERNMENT
      SECURITIES - 23.56%                                   $120,562,879
      (Cost: $115,371,448)

     TOTAL SHORT-TERM SECURITIES - 3.30%                    $ 16,907,020
      (Cost: $16,907,020)

     TOTAL INVESTMENT SECURITIES - 98.99%                   $506,561,283
      (Cost: $498,737,018)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.01%         5,150,188

     NET ASSETS - 100.00%                                   $511,711,471


                  See Notes to Schedules of Investments on page 33.

     SHAREHOLDER SUMMARY
     -----------------------------------------------------------------
     UNITED INCOME FUND

     PORTFOLIO STRATEGY:
     Investment quality         OBJECTIVE:   Maintenance of current income,
      dividend-paying                        subject to changing market
       common stocks                         conditions.

     Cash Reserves               STRATEGY:   Invests principally in common
                                             stocks of companies which have the
                                             potential for capital growth or
                                             which may be expected to resist
                                             market decline.  (May purchase
                                             securities subject to repurchase
                                             agreements.  May invest in certain
                                             options and futures.)

                                             The use of cash reserves (often
                                             invested in money market
                                             securities) for defensive purposes
                                             is a strategy that may be utilized
                                             by the Income Fund from time to
                                             time.

                                             Moving into cash reserve positions
                                             at times thought to be near a major
                                             stock market peak allows the Fund
                                             the opportunity to capture profits
                                             and attempts to cushion the impact
                                             of market declines.  The added
                                             flexibility provided by our CASH
                                             RESERVES STRATEGY has from time to
                                             time been an important element in
                                             our past success and, when deemed
                                             appropriate, may be used in the
                                             management of the portfolio in the
                                             future.

                                  FOUNDED:   1940

             SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY
                                             (MARCH, JUNE, SEPTEMBER, DECEMBER)

     PERFORMANCE SUMMARY -- Class A Shares

             PER SHARE DATA
     For the Six Months Ended June 30, 1997
     --------------------------------------

     DIVIDENDS PAID                   $0.14
                                      =====

     NET ASSET VALUE ON
     6/30/97                         $39.38
     12/31/96                         32.91
                                     ------
     CHANGE PER SHARE                $ 6.47
                                     ======

     Past performance is not necessarily an indication of future results.


     TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
     Period                                 Sales Load*    Sales Load**
     ------                                 -----------    ------------
      1-year period ended 6-30-97               25.07%         32.70%
      5-year period ended 6-30-97               16.80%         18.19%
     10-year period ended 6-30-97               14.31%         14.99%

      *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

     **Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

     Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     PORTFOLIO HIGHLIGHTS

     On June 30, 1997, United Income Fund had net assets totaling $6,115,089,953 invested in a diversified portfolio of:

        95.28% Common Stocks
         2.39% Cash and Cash Equivalents
         1.98% U.S. Government Securities
         0.35% Corporate Debt Securities




     As a shareholder of United Income Fund, for every $100 you had invested on June 30, 1997, your Fund owned:

      $59.25  Manufacturing Stocks
       12.37  Wholesale and Retail Trade Stocks
       10.09  Finance, Insurance and Real Estate Stocks
        6.37  Services Stocks
        4.42 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
        2.39  Cash and Cash Equivalents
        1.98  United States Government Securities
        1.55  Contract Construction Stocks
        1.23  Agriculture, Forestry and Fisheries Stocks
        0.35  Corporate Debt Securities

     Not all holdings will be represented in the portfolio at all times.

     THE INVESTMENTS OF UNITED INCOME FUND
     JUNE 30, 1997

                                                   Shares          Value

     COMMON STOCKS
     Apparel and Accessory Stores - 1.27%
      Gap, Inc. (The)  ........................ 2,000,000  $  77,750,000

     Apparel and Other Textile Products - 0.36%
      Tommy Hilfiger Corporation*  ............   554,800     22,295,748

     Building Materials and Garden Supplies - 0.86%
      Home Depot, Inc. (The)  .................   765,000     52,736,805

     Business Services - 4.20%
      Computer Associates International, Inc.     562,500     31,323,937
      Manpower Inc.  ..........................   925,000     41,162,500
      Microsoft Corporation*  .................   800,000    101,174,400
      Oracle Systems Corporation*  ............ 1,650,000     83,065,950
        Total .................................              256,726,787

     Chemicals and Allied Products - 18.64%
      Abbott Laboratories  .................... 1,100,000     73,425,000
      Air Products and Chemicals, Inc.  ....... 1,150,000     93,437,500
      Amgen Inc.  .............................   490,000     28,465,570
      Astra AB, Class A (A)  .................. 1,600,000     29,841,467
      Avon Products, Inc.  ....................   450,000     31,752,900
      BetzDearborn Inc.  ......................   850,000     56,100,000
      Colgate-Palmolive Company  .............. 1,200,000     78,300,000
      Dow Chemical Company (The)  .............   575,000     50,096,875
      du Pont (E.I.) de Nemours and Company  .. 2,000,000    123,874,000
      IMC Global, Inc.  .......................   600,000     21,000,000
      Lilly (Eli) and Company  ................   625,000     68,320,000
      Merck & Co., Inc.  ......................   700,000     72,450,000
      PPG Industries, Inc.  ................... 1,250,000     72,656,250
      Pfizer Inc.  ............................   650,000     77,675,000
      Praxair, Inc.  .......................... 1,000,000     56,000,000
      Procter & Gamble Company (The)  .........   600,000     84,750,000
      Union Carbide Corporation  ..............   875,000     41,179,250
      Warner-Lambert Company  .................   650,000     80,762,500
        Total .................................            1,140,086,312


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED INCOME FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Communication - 2.05%
      MCI Communications Corporation  ......... 1,050,000 $   40,195,050
      Nokia Corporation, Series A (A)  ........   760,000     56,852,702
      SBC Communications Inc.  ................   460,000     28,462,500
        Total .................................              125,510,252

     Depository Institutions - 4.97%
      BankAmerica Corporation  ................   950,000     61,333,900
      Chase Manhattan Corporation (The)  ......   525,000     50,957,550
      Citicorp  ...............................   500,000     60,281,000
      First Bank System, Inc.  ................   500,000     42,687,500
      Norwest Corporation  .................... 1,100,000     61,875,000
      Wells Fargo & Company ...................   100,000     26,950,000
        Total .................................              304,084,950

     Electric, Gas and Sanitary Services - 1.19%
      Duke Energy Corp.  ......................   575,000     27,563,775
      Southern Company (The)  ................. 1,175,000     25,703,125
      Waste Management Inc.  ..................   600,000     19,275,000
        Total .................................               72,541,900

     Electronic and Other Electric Equipment - 7.92%
      AMP Incorporated  ....................... 1,100,000     45,925,000
      Aeroquip-Vickers Inc.  ..................   600,000     28,350,000
      Analog Devices, Inc.*  .................. 1,740,000     46,217,880
      Emerson Electric Co.  ...................   800,000     44,049,600
      General Electric Company  ............... 2,400,000    156,900,000
      Intel Corporation  ...................... 1,150,000    162,831,950
        Total .................................              484,274,430

     Engineering and Management Services - 0.52%
      Fluor Corporation  ......................   575,000     31,732,525

     Food and Kindred Products - 2.29%
      CPC International Inc.  .................   700,000     64,618,400
      PepsiCo, Inc.  .......................... 2,000,000     75,124,000
        Total .................................              139,742,400

     Food Stores - 0.50%
      Kroger Co. (The)*  ...................... 1,050,000     30,450,000

     Forestry - 1.23%
      Georgia-Pacific Corporation  ............   425,000     36,284,375
      Weyerhaeuser Company  ...................   750,000     39,000,000
        Total .................................               75,284,375

     Furniture and Fixtures - 0.11%
      Lear Corporation*  ......................   146,200      6,487,625


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED INCOME FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Furniture and Home Furnishings Stores - 0.94%
      Circuit City Stores, Inc.  .............. 1,600,000 $   57,200,000

     General Merchandise Stores - 4.82%
      Cifra, S.A. de C.V., Series A, CPO (A)  .   978,460      1,808,359
      Cifra, S.A. de C.V., Series C (A)  ...... 8,000,000     12,791,137
      Dayton Hudson Corporation  ..............   949,800     50,517,013
      Federated Department Stores, Inc.* ......   760,000     26,410,000
      Kmart Corporation*  ..................... 5,000,000     61,250,000
      May Department Stores Company (The)  .... 1,000,000     47,250,000
      Sears, Roebuck and Co.  .................   565,000     30,368,750
      Wal-Mart Stores, Inc.  .................. 1,900,000     64,242,800
        Total .................................              294,638,059

     Health Services - 0.73%
      Tenet Healthcare Corporation*  .......... 1,500,000     44,343,000

     Heavy Construction, Excluding Building - 0.26%
      Foster Wheeler Corporation  .............   400,000     16,200,000

     Industrial Machinery and Equipment - 15.72%
      AGCO Corporation  .......................   535,000     19,226,295
      Applied Materials, Inc.*  ............... 1,730,000    122,451,130
      Case Corporation  ....................... 1,214,600     83,655,575
      Caterpillar Inc.  ....................... 1,400,000    150,325,000
      cisco Systems, Inc.*  ................... 1,500,000    100,734,000
      Compaq Computer Corporation*  ...........   650,000     64,512,500
      Deere & Company  ........................ 2,055,000    112,638,660
      Eaton Corporation  ......................   500,000     43,656,000
      Harnischfeger Industries, Inc.  ......... 1,200,000     49,800,000
      Ingersoll-Rand Company  .................   400,000     24,700,000
      International Business Machines
        Corporation ...........................   600,000     54,112,200
      New Holland NV  ......................... 1,200,000     32,850,000
      Parker Hannifin Corporation  ............   600,000     36,412,200
      United Technologies Corporation  ........   800,000     66,400,000
        Total .................................              961,473,560


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED INCOME FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Instruments and Related Products - 3.64%
      General Motors Corporation, Class H  ....   176,100 $   10,169,775
      Guidant Corporation  ....................   900,000     76,500,000
      Medtronic, Inc.  ........................   800,000     64,800,000
      Xerox Corporation  ......................   900,000     70,987,500
        Total .................................              222,457,275

     Insurance Carriers - 2.26%
      Aetna Life & Casualty Company  ..........   650,000     66,543,750
      Oxford Health Plans Inc.*  .............. 1,000,000     71,781,000
        Total .................................              138,324,750

     Miscellaneous Manufacturing Industries - 1.08%
      Armstrong World Industries, Inc.  .......   900,000     66,037,500

     Motion Pictures - 0.92%
      Walt Disney Company (The)  ..............   700,000     56,175,000

     Nondepository Institutions - 2.86%
      Fannie Mae  ............................. 1,805,800     78,778,025
      Federal Home Loan Mortgage Corporation  . 2,800,000     96,250,000
        Total .................................              175,028,025

     Paper and Allied Products - 0.48%
      International Paper Company  ............   600,000     29,137,200

     Petroleum and Coal Products - 2.87%
      Mobil Corporation  ......................   800,000     55,900,000
      Royal Dutch Petroleum Company  .......... 1,200,000     65,250,000
      Tosco Corporation  ...................... 1,825,000     54,635,025
        Total .................................              175,785,025

     Primary Metal Industries - 0.80%
      Aluminum Company of America  ............   650,000     48,993,750

     Railroad Transportation - 0.58%
      Union Pacific Corporation  ..............   500,000     35,250,000

     Rubber and Miscellaneous Plastics Products - 1.04%
      Goodyear Tire & Rubber Company (The)  ... 1,000,000     63,312,000

     Special Trade Contractors - 1.29%
      Telefonaktiebolaget LM Ericsson, ADR,
        Class B ............................... 2,000,000     78,812,000


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED INCOME FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Transportation By Air - 0.60%
      AMR Corporation*  .......................   400,000 $   37,000,000

     Transportation Equipment - 4.30%
      AlliedSignal Inc.  ......................   700,000     58,800,000
      Boeing Company (The)  ................... 1,270,000     67,388,740
      Chrysler Corporation  ................... 2,200,000     72,186,400
      Dana Corporation  .......................   760,000     28,880,000
      Ford Motor Company  .....................   200,000      7,550,000
      General Motors Corporation  .............   500,000     27,875,000
        Total .................................              262,680,140

     Wholesale Trade -- Durable Goods - 0.62%
      Motorola, Inc.  .........................   500,000     38,000,000

     Wholesale Trade -- Nondurable Goods - 3.36%
      Gillette Company (The)  ................. 1,904,000    180,404,000
      Safeway Inc.*  ..........................   550,000     25,368,750
        Total .................................              205,772,750

     TOTAL COMMON STOCKS - 95.28%                         $5,826,324,143
      (Cost: $2,989,854,600)

                                                Principal
                                                Amount in
                                                Thousands

     CORPORATE DEBT SECURITIES
     Depository Institutions - 0.17%
      Morgan Guaranty Trust Company of New York,
        7.375%, 2-1-2002 ......................   $10,250     10,506,762

     Nondepository Institutions - 0.18%
      General Electric Capital Corporation,
        8.3%, 9-20-2009 .......................    10,000     10,973,600

     TOTAL CORPORATE DEBT SECURITIES - 0.35%              $   21,480,362
      (Cost: $19,983,484)


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED INCOME FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands          Value

     UNITED STATES GOVERNMENT SECURITIES
      United States Treasury:
        6.75%, 4-30-2000 ......................   $37,000 $   37,485,440
        5.75%, 8-15-2003 ......................    50,000     48,281,000
        10.375%, 11-15-2012 ...................     8,500     10,789,645
        9.0%, 11-15-2018 ......................    20,000     24,740,600

     TOTAL UNITED STATES GOVERNMENT
      SECURITIES - 1.98%                                  $  121,296,685
      (Cost: $114,844,091)

     TOTAL SHORT-TERM SECURITIES - 2.44%                  $  149,054,590
      (Cost: $149,054,590)

     TOTAL INVESTMENT SECURITIES - 100.05%                $6,118,155,780
      (Cost: $3,273,736,765)

     LIABILITIES, NET OF CASH AND OTHER ASSETS _ (0.05%)      (3,065,827)

     NET ASSETS - 100.00%                                 $6,115,089,953


                  See Notes to Schedules of Investments on page 33.

     SHAREHOLDER SUMMARY
     -----------------------------------------------------------------
     UNITED ACCUMULATIVE FUND

     PORTFOLIO STRATEGY:
     Appreciation-oriented      OBJECTIVE:   Capital growth, with a secondary
       common stocks                         objective of current income.

     Cash Reserves
                                 STRATEGY:   Invests mainly in common stocks or
                                             securities convertible into common
                                             stocks.  (May purchase securities
                                             subject to repurchase agreements.
                                             May invest in certain options and
                                             futures.)

                                             The use of cash reserves (often
                                             invested in money market
                                             securities) for defensive purposes
                                             is a strategy that may be utilized
                                             by the Accumulative Fund from time
                                             to time.

                                             Moving into cash reserve positions
                                             at times thought to be near a major
                                             stock market peak allows the Fund
                                             the opportunity to capture profits
                                             and attempts to cushion the impact
                                             of market declines.  The added
                                             flexibility provided by our CASH
                                             RESERVES STRATEGY has from time to
                                             time been an important element in
                                             our past success and, when deemed
                                             appropriate, may be used in the
                                             management of the portfolio in the
                                             future.

                                  FOUNDED:   1940

             SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                             (JUNE AND DECEMBER)

     PERFORMANCE SUMMARY -- Class A Shares

             PER SHARE DATA
     For the Six Months Ended June 30, 1997
     -------------------------------------------

     DIVIDEND PAID                    $0.04
                                      =====

     NET ASSET VALUE ON
       6/30/97                        $9.16
       12/31/96                        7.75
                                      -----
     CHANGE PER SHARE                 $1.41
                                      =====

     Past performance is not necessarily an indication of future results.


     TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
     Period                                 Sales Load*    Sales Load**
     ------                                 -----------    ------------
      1-year period ended 6-30-97               21.30%         28.70%
      5-year period ended 6-30-97               15.34%         16.72%
     10-year period ended 6-30-97               11.69%         12.35%

      *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

     **Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

     Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     PORTFOLIO HIGHLIGHTS

     On June 30, 1997, United Accumulative Fund had net assets totaling $1,499,740,816 invested in a diversified portfolio of:

        95.69% Common Stocks
         4.31% Cash and Cash Equivalents


     As a shareholder of United Accumulative Fund, for every $100 you had invested on June 30, 1997, your Fund owned:

      $36.70  Manufacturing Stocks
       25.31  Finance, Insurance and Real Estate Stocks
       16.01 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
        8.77  Services Stocks
        4.31  Cash and Cash Equivalents
        3.67  Wholesale and Retail Trade Stocks
        2.58  Mining Stocks
        2.28  Agriculture, Forestry and Fisheries Stocks
        0.37  Miscellaneous Investing Institutions Stocks


     Not all holdings will be represented in the portfolio at all times.

     THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
     JUNE 30, 1997

                                                   Shares        Value
     COMMON STOCKS
     Agricultural Production -- Crops - 1.07%
      Pioneer Hi-Bred International, Inc.  ....   200,000 $   16,000,000

     Business Services - 3.90%
      Cerner Corporation*  ....................   735,000     15,435,000
      Intuit Inc.*  ...........................   300,000      6,871,800
      Manpower Inc.  ..........................   450,000     20,025,000
      Shared Medical Systems Corporation  .....   300,000     16,162,500
        Total .................................               58,494,300

     Chemicals and Allied Products - 19.97%
      American Home Products Corporation  .....   500,000     38,250,000
      BetzDearborn Inc.  ......................   250,000     16,500,000
      Colgate-Palmolive Company  ..............   200,000     13,050,000
      Estee Lauder Companies, Class A  ........   250,000     12,562,500
      Lilly (Eli) and Company  ................   500,000     54,656,000
      Novartis AG  ............................   500,000     40,109,000
      Pfizer Inc.  ............................   200,000     23,900,000
      Praxair, Inc.  ..........................   500,000     28,000,000
      Schering-Plough Corporation  ............   500,000     23,937,500
      Sigma Aldrich Corporation  ..............   500,000     17,500,000
      Warner-Lambert Company  .................   250,000     31,062,500
        Total .................................              299,527,500

     Communication - 7.69%
      AirTouch Communications*  ...............   500,000     13,687,500
      BellSouth Corporation  ..................   500,000     23,187,500
      Clear Channel Communications, Inc.*  ....   100,000      6,150,000
      Comcast Corporation, Special Class A  ...   300,000      6,402,900
      Evergreen Media Corporation, Class A*  ..   150,000      6,684,300
      Intermedia Communications Inc.*   .......   300,000      9,675,000
      Iridium World Communications Ltd.*  .....   153,000      2,773,125
      Jacor Communications, Inc.*  ............   150,000      5,751,450
      SBC Communications Inc.  ................   250,000     15,468,750
      Southern New England Telecommunications
        Corporation ...........................   350,000     13,606,250
      360. Communications Company*  ...........   700,000     11,987,500
        Total .................................              115,374,275

     Depository Institutions - 8.16%
      BankPlus, fsb*  .........................   500,000      5,406,000
      Barnett Banks, Inc.  ....................   300,000     15,750,000
      Coast Savings Financial, Inc.*  .........   150,000      6,815,550
      Comerica Incorporated  ..................   250,000     17,000,000
      Crestar Financial Corporation  ..........   400,000     15,550,000
      First Commerce Corporation  .............   300,000     13,181,100

                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Depository Institutions (Continued)
      Glendale Federal Bank, Federal
        Savings Bank* .........................   250,000 $    6,531,250
      Mellon Bank Corporation  ................   300,000     13,537,500
      Northern Trust Corporation  .............   300,000     14,521,800
      Washington Federal Inc.  ................   550,000     14,110,800
        Total .................................              122,404,000

     Electric, Gas and Sanitary Services - 5.28%
      American Water Works Company, Inc.  .....   300,000      6,412,500
      Columbia Gas System, Inc. (The)  ........   300,000     19,575,000
      Sonat Inc.  .............................   325,000     16,656,250
      United Waste Systems, Inc.*  ............    75,000      3,070,275
      Waste Management Inc.  ..................   500,000     16,062,500
      Wisconsin Energy Corporation  ...........   700,000     17,412,500
        Total .................................               79,189,025

     Electronic and Other Electric Equipment - 1.31%
      Ascend Communications, Inc.*  ...........   150,000      5,892,150
      Emerson Electric Co.  ...................   250,000     13,765,500
        Total .................................               19,657,650

     Engineering and Management Services - 0.05%
      Neurex Corporation*  ....................    55,000        770,000

     Food and Kindred Products - 2.08%
      CPC International Inc.  .................    50,000      4,615,600
      Ralston-Ralston Purina Group  ...........   200,000     16,437,400
      Wrigley (W.M.) Jr. Company  .............   150,000     10,050,000
        Total .................................               31,103,000

     Food Stores - 1.87%
      American Stores Company  ................   300,000     14,850,000
      Kroger Co. (The)*  ......................   454,100     13,168,900
        Total .................................               28,018,900

     Forestry - 1.21%
      Weyerhaeuser Company  ...................   350,000     18,200,000

     General Merchandise Stores - 0.37%
      Equitable of Iowa Companies  ............   100,000      5,600,000

     Health Services - 2.72%
      Tenet Healthcare Corporation*  ..........   700,000     20,693,400
      Total Renal Care Holdings, Inc.*  .......   500,000     20,093,500
        Total .................................               40,786,900

     Holding and Other Investment Offices - 0.37%
      Conseco, Inc.  ..........................   150,000      5,550,000

                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Industrial Machinery and Equipment - 3.19%
      Digital Equipment Corporation*  .........   200,000 $    7,087,400
      International Business Machines
        Corporation ...........................   250,000     22,546,750
      Parker Hannifin Corporation  ............   300,000     18,206,100
        Total .................................               47,840,250

     Instruments and Related Products - 3.52%
      Baxter International Inc.  ..............   500,000     26,125,000
      General Motors Corporation, Class H  ....   124,000      7,161,000
      St. Jude Medical, Inc.*  ................   500,000     19,500,000
        Total .................................               52,786,000

     Insurance Carriers - 13.44%
      Chartwell Re Corporation  ...............   500,000     15,000,000
      Chubb Corporation (The)  ................   500,000     33,437,500
      Equitable Companies Inc. (The)  .........   500,000     16,625,000
      Humana, Inc.*  ..........................   350,000      8,093,750
      Liberty Corporation (The)  ..............   300,000     12,225,000
      NAC Re Corporation  .....................   350,000     16,931,250
      Nationwide Financial Services, Inc.  ....   400,000     10,624,800
      Ohio Casualty Corporation  ..............   132,500      5,846,562
      ReliaStar Financial Corp.  ..............   100,000      7,312,500
      Travelers Group, Inc.  ..................   500,000     31,531,000
      Trenwick Group Inc.  ....................   450,000     17,043,750
      Western National Corporation   .......... 1,000,000     26,812,000
        Total .................................              201,483,112

     Metal Mining - 0.50%
      Inco, Limited   .........................   250,000      7,515,500

     Motion Pictures - 0.94%
      Walt Disney Company (The)  ..............   175,000     14,043,750

     Nondepository Institutions - 1.46%
      Fannie Mae  .............................   500,000     21,812,500

     Oil and Gas Extraction _ 2.08%
      ENI S.p.A.  .............................   325,000     18,463,900
      Enron Oil & Gas Company .................   700,000     12,687,500
        Total..................................               31,151,400

     Paper and Allied Products - 1.38%
      Champion International Corporation  .....   150,000      8,287,500
      Kimberly-Clark Corporation  .............   250,000     12,437,500
        Total .................................               20,725,000

     Personal Services - 1.16%
      Loewen Group Inc. (The)  ................   500,000     17,437,500

                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Petroleum and Coal Products - 1.24%
      Coastal Corporation (The)  ..............   350,000 $   18,615,450

     Primary Metal Industries - 1.85%
      Alumax, Inc.*  ..........................   200,000      7,587,400
      Aluminum Company of America  ............   150,000     11,306,250
      British Steel plc, ADR  .................   350,000      8,837,500
        Total .................................               27,731,150

     Printing and Publishing - 0.48%
      Time Warner, Inc.  ......................   150,000      7,237,500

     Railroad Transportation - 2.18%
      Illinois Central Corporation, Class A  ..   510,000     17,817,870
      Wisconsin Central Transportation Corp.*     400,000     14,887,200
        Total .................................               32,705,070

     Security and Commodity Brokers - 2.25%
      American Express Company  ...............   300,000     22,350,000
      Paine Webber Group Inc.  ................   325,000     11,375,000
        Total .................................               33,725,000

     Transportation By Air - 0.86%
      Southwest Airlines Co.  .................   500,000     12,937,500

     Transportation Equipment - 1.68%
      AlliedSignal Inc.  ......................   300,000     25,200,000

     Wholesale Trade _ Durable Goods - 0.51%
      Motorola, Inc.  .........................   100,000      7,600,000

     Wholesale Trade -- Nondurable Goods - 0.92%
      Safeway Inc.*  ..........................   300,000     13,837,500

     TOTAL COMMON STOCKS - 95.69%                         $1,435,059,732
      (Cost: $1,315,853,964)

     TOTAL SHORT-TERM SECURITIES - 6.02%                  $   90,325,910
      (Cost: $90,325,910)

     TOTAL INVESTMENT SECURITIES - 101.71%                $1,525,385,642
      (Cost: $1,406,179,874)

     LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.71%)     (25,644,826)

     NET ASSETS - 100.00%                                 $1,499,740,816


                  See Notes to Schedules of Investments on page 33.

     SHAREHOLDER SUMMARY
     ------------------------------------------------------------------------
     UNITED SCIENCE AND TECHNOLOGY FUND

     PORTFOLIO STRATEGY:
     Technology-related         OBJECTIVE:   Long-term capital growth.
       stocks

     Generally at least 80%      STRATEGY:   Invests in common
       in science or technology              stocks of companies whose
       securities; may have more             products, processes or services
       than 20% in debt securities.          are expected to benefit from
                                             scientific or technological
                                             discoveries or developments.
                                             (May purchase securities subject to
                                             repurchase agreements.  May invest
                                             in certain options and futures.)

     Cash Reserves                           The use of cash reserves (often
                                             invested in money market
                                             securities) for defensive purposes
                                             is a strategy that may be utilized
                                             by the Science and Technology Fund
                                             from time to time.

                                             Moving into cash reserve positions
                                             at times thought to be near a major
                                             stock market peak allows the Fund
                                             the opportunity to capture profits
                                             and attempts to cushion the impact
                                             of market declines.  The added
                                             flexibility provided by our CASH
                                             RESERVES STRATEGY has from time to
                                             time been an important element in
                                             our past success and, when deemed
                                             appropriate, may be used in the
                                             management of the portfolio in the
                                             future.

                                  FOUNDED:   1950

             SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                             (JUNE AND DECEMBER)

     PERFORMANCE SUMMARY -- Class A Shares

             PER SHARE DATA
     For the Six Months Ended June 30, 1997
     --------------------------------------
     NET ASSET VALUE ON
     6/30/97                         $23.48
     12/31/96                         23.35
                                     ------
     CHANGE PER SHARE                $ 0.13
                                     ======

     Past performance is not necessarily an indication of future results.


     TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
     Period                                 Sales Load*    Sales Load**
     ------                                 -----------    ------------
      1-year period ended 6-30-97               -9.28%         -3.75%
      5-year period ended 6-30-97               16.84%         18.23%
     10-year period ended 6-30-97               12.95%         13.62%

      *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

     **Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

     Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     PORTFOLIO HIGHLIGHTS

     On June 30, 1997, United Science and Technology Fund had net assets totaling $1,000,303,429 invested in a diversified portfolio of:

        88.45% Common Stocks
        11.55% Cash and Cash Equivalents


     As a shareholder of United Science and Technology Fund, for every $100 you had invested on June 30, 1997, your Fund owned:

      $35.87  Services Stocks
       34.75  Manufacturing Stocks
       11.55  Cash and Cash Equivalents
        7.57 Transportation, Communication, Electric, Gas and Sanitary Services Stocks
        6.08  Wholesale and Retail Trade Stocks
        2.16  Finance, Insurance and Real Estate Stocks
        1.20  Agriculture, Forestry and Fisheries Stocks
        0.82  Mining Stocks


     Not all holdings will be represented in the portfolio at all times.

     THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS
     Agricultural Production _- Crops - 1.20%
      Pioneer Hi-Bred International, Inc.  ....   150,000 $   12,000,000

     Auto Repair, Services and Parking - 0.43%
      Hertz Corp (The), Class A*  .............   120,600      4,341,600

     Building Materials and Garden Supplies - 0.56%
      Fastenal Company  .......................   114,600      5,601,075

     Business Services - 31.08%
      America Online, Inc.*  ..................   540,000     30,037,500
      Autodesk, Inc.  .........................   200,000      7,668,600
      BMC Software, Inc.*  ....................   300,000     16,631,100
      Broderbund Software, Inc.*  .............   286,600      7,093,350
      CKS Group, Inc.*  .......................   394,000     13,346,750
      CUC International Inc.*  ................ 1,000,000     25,812,000
      First Data Corporation  .................   350,000     15,377,950
      HBO & Company  ..........................   300,000     20,662,500
      HCIA Inc.*  .............................   385,000     12,897,500
      HPR Inc.*  ..............................   509,000      9,320,808
      i2 Technologies, Inc.*  .................   187,500      5,777,250
      International Network Services*  ........   310,000      8,050,080
      Intuit Inc.*  ...........................   388,100      8,889,819
      Macromedia, Inc.*  ......................   137,000      1,185,872
      McAfee Associates, Inc.*  ...............   300,000     18,918,600
      Microsoft Corporation*  .................   120,000     15,176,160
      Oracle Systems Corporation*  ............   400,000     20,137,200
      Parametric Technology Corporation*  .....   400,000     17,012,400
      Security Dynamics Technologies, Inc.*  ..   200,000      7,362,400
      Shared Medical Systems Corporation  .....   250,000     13,468,750
      Summit Medical Systems, Inc.*  ..........   200,000        568,600
      Synopsys, Inc.*  ........................   380,000     14,024,280
      TMP Worldwide Inc.*  ....................   250,000      6,046,750
      Wind River Systems, Inc.*  ..............   400,000     15,374,800
        Total .................................              310,841,019

     Chemicals and Allied Products - 12.59%
      Abbott Laboratories  ....................   300,000     20,025,000
      Amgen Inc.  .............................   250,000     14,523,250
      Lilly (Eli) and Company  ................   170,000     18,583,040
      Pfizer Inc.  ............................   200,000     23,900,000
      Roche Holdings AG (A)  ..................     1,200     10,848,966
      Schering-Plough Corporation  ............   300,000     14,362,500
      Sigma Aldrich Corporation  ..............   321,000     11,235,000
      Warner-Lambert Company  .................   100,000     12,425,000
        Total .................................              125,902,756


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Communication - 5.51%
      Comcast Corporation, Special Class A  ...   100,000 $    2,134,300
      Intermedia Communications Inc.*  ........   500,000     16,125,000
      Iridium World Communications Ltd.*  .....   162,000      2,936,250
      Nokia Corporation, Series A, ADR  .......   200,000     14,750,000
      WorldCom Inc.*  .........................   600,000     19,180,800
        Total .................................               55,126,350

     Depository Institutions - 1.12%
      Credit Suisse Group,
        Registered Shares (A) .................    87,000     11,168,355

     Electric, Gas and Sanitary Services - 1.54%
      Compagnie Generale des Eaux (A) .........    60,000      7,687,988
      USA Waste Services, Inc.*  ..............   200,000      7,725,000
        Total..................................               15,412,988

     Electronic and Other Electric Equipment - 12.80%
      ADC Telecommunications*  ................   150,000      5,015,550
      Advanced Fibre Communications, Inc.*  ...   200,000     12,093,600
      Altera Corp.*  ..........................   300,000     15,187,500
      Ascend Communications, Inc.*  ...........   600,000     23,568,600
      Ciena Corp.*  ...........................    11,500        541,570
      Emerson Electric Co.  ...................   150,000      8,259,300
      General Electric Company  ...............   360,000     23,535,000
      Molex Inc.  .............................   156,000      5,698,836
      PairGain Technologies, Inc.*  ...........   400,000      6,212,400
      Tellabs*  ...............................   500,000     27,906,000
        Total .................................              128,018,356

     Engineering and Management Services - 0.47%
      Neurex Corporation*  ....................   334,300      4,680,200

     Furniture and Fixtures - 0.44%
      Lear Corporation*  ......................   100,000      4,437,500

     Health Services - 3.89%
      PhyCor, Inc.*  ..........................   400,000     13,762,400
      Renal Treatment Centers, Inc.*  .........   270,000      7,256,250
      Tenet Healthcare Corporation*  ..........   400,000     11,824,800
      Vencor, Incorporated*  ..................   143,900      6,079,775
        Total .................................               38,923,225

     Industrial Machinery and Equipment - 3.47%
      cisco Systems, Inc.*  ...................   251,200     16,869,587
      Culligan Water Technologies, Inc.*  .....   100,000      4,475,000
      Digital Equipment Corporation*  .........   200,000      7,087,400
      Digital Link Corporation*  ..............   300,000      6,281,100
        Total .................................               34,713,087


                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
     JUNE 30, 1997

                                                   Shares        Value

     COMMON STOCKS (Continued)
     Instruments and Related Products - 3.11%
      Medtronic, Inc.  ........................   200,000 $   16,200,000
      STERIS Corporation*  ....................   400,000     14,900,000
        Total .................................               31,100,000

     Insurance Agents, Brokers and Service - 1.04%
      CRA Managed Care, Inc.*  ................   200,000     10,443,600

     Oil and Gas Extraction - 0.82%
      Enron Corporation  ......................   200,000     $8,162,400

     Petroleum and Coal Products - 1.62%
      Tosco Corporation  ......................   300,000      8,981,100
      Valero Energy Corporation  ..............   200,000      7,250,000
        Total .................................               16,231,100

     Printing and Publishing - 0.72%
      Time Warner, Inc.  ......................   150,000      7,237,500

     Water Transportation - 0.52%
      Royal Caribbean Cruises Ltd.  ...........   150,000      5,240,550

     Wholesale Trade -- Durable Goods - 3.79%
      Johnson & Johnson  ......................   150,000      9,656,250
      OmniCare, Inc.  .........................   900,000     28,237,500
        Total .................................               37,893,750

     Wholesale Trade -- Nondurable Goods - 1.73%
      Cardinal Health, Inc.  ..................   301,966     17,287,554

     TOTAL COMMON STOCKS - 88.45%                         $  884,762,965
      (Cost: $573,127,714)


                                                Principal
                                                Amount in
                                                Thousands

     SHORT-TERM SECURITIES
     Commercial Paper
      Auto Repair, Services and Parking - 1.28%
      Hertz Corp (The),
        5.53%, 7-11-97 ........................   $ 6,965 $    6,954,301
      PHH Corp.,
        5.53%, 7-10-97 ........................     5,865      5,856,892
        Total .................................               12,811,193

                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     SHORT-TERM SECURITIES (Continued)
     Commercial Paper (Continued)
      Chemicals and Allied Products - 2.10%
      Abbott Laboratories,
        5.48%, 7-9-97 .........................   $11,000 $   10,986,604
      PPG Industries Inc.,
        5.5%, 7-29-97 .........................    10,110     10,066,752
        Total .................................               21,053,356

      Communication - 0.04%
      Dominion Resources Inc.,
        5.74%, 7-9-97 .........................       360        359,541

      Electric, Gas and Sanitary Services - 2.36%
      Commonwealth Edison Co.,
        5.82%, 7-8-97 .........................    13,000     12,985,288
      Pacific Gas & Electric Co.,
        5.55%, 7-10-97 ........................     1,620      1,617,752
      Pacificorp,
        5.6%, 7-24-97 .........................     4,700      4,683,184
      Tampa Electric Co.,
        5.58%, 7-3-97 .........................     4,300      4,298,667
        Total .................................               23,584,891

      Food and Kindred Products - 0.70%
      ConAgra, Inc.,
        5.72%, 7-2-97 .........................     6,765      6,763,925
      General Mills, Inc.,
        5.495%, Master Note ...................       234        234,000
        Total .................................                6,997,925

      Instruments and Related Products - 1.29%
      Hughes Electronics Corp.:
        5.8%, 7-10-97 .........................     7,760      7,748,748
        5.82%, 7-10-97 ........................     5,200      5,192,434
        Total .................................               12,941,182

      Metal Mining - 0.59%
      BHP Finance (USA) Inc.,
        5.6%, 7-7-97 ..........................     5,858      5,852,533

                  See Notes to Schedules of Investments on page 33.

     THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     SHORT-TERM SECURITIES (Continued)
     Commercial Paper (Continued)
      Nondepository Institutions - 2.43%
      Associates Corp. of North America,
        5.5%, 7-16-97 .........................   $ 4,180 $    4,170,421
      IBM Credit Corp.,
        5.54%, 7-28-97 ........................    12,385     12,333,540
      Island Finance Puerto Rico Inc.,
        5.55%, 7-7-97 .........................     2,715      2,712,489
      Textron Financial Corp.,
        5.78%, 7-17-97 ........................     5,115      5,101,860
        Total .................................               24,318,310

      Oil and Gas Extraction - 1.36%
      Enron Corp.:
        5.77%, 7-7-97 .........................     9,085      9,076,263
        5.83%, 7-7-97 .........................     4,525      4,520,603
        Total .................................               13,596,866

      Textile Mill Products - 0.20%
      Sara Lee Corporation,
        5.5%, Master Note .....................     1,997      1,997,000


     TOTAL SHORT-TERM SECURITIES - 12.35%                 $  123,512,797
      (Cost: $123,512,797)

     TOTAL INVESTMENT SECURITIES - 100.80%                $1,008,275,762
      (Cost: $696,640,511)

     LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.80%)      (7,972,333)

     NET ASSETS - 100.00%                                 $1,000,303,429


                  See Notes to Schedules of Investments on page 33.

     UNITED FUNDS, INC.
     JUNE 30, 1997


     Notes to Schedules of Investments
     *No dividends were paid during the preceding 12 months.

     (A)  Listed on an exchange outside the United States.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

     UNITED FUNDS, INC.
     STATEMENT OF ASSETS AND LIABILITIES                                  United
     JUNE 30, 1997                United       United        United  Science and
                                    Bond       Income  Accumulative   Technology
                                    Fund         Fund          Fund         Fund
    Assets                              ----------------------------------------
      Investment securities --
      at value(Notes1 and3)$506,561,283$6,118,155,780$1,525,385,642$1,008,275,76
      Cash   ..............        4,750          ----        11,587       5,486
      Receivables:
        Investment securities sold   ---     2,080,374    38,458,910      41,915
        Dividends and interest               7,320,569     6,567,766   1,820,167
        Fund shares sold ..      378,367    12,000,963     1,006,576   1,510,606
      Prepaid insurance
        premium ...........       13,368        39,792        29,324       8,457
                           -----------------------------------------------------
         Total assets  .... 514,278,337 6,138,844,675 1,566,712,2061,010,043,252
     Liabilities           -----------------------------------------------------
      Payable for investment
        securities purchased                       ---     7,812,000  62,844,481
      Payable to Fund
        shareholders ......    2,298,539    13,399,452     3,475,392   2,126,242
      Due to custodian  ...          ---         2,706           ---         ---
      Accrued service fee (Note 2)132,232    1,417,572       372,217     248,332
      Accrued transfer agency
        and dividend disbursing
        (Note 2) ..........       77,607       751,770       169,212     214,630
      Accrued accounting
        services fee (Note 2)                    5,000         8,333       8,333
      Accrued management
        fee (Note 2) ......        6,011        91,777        22,543      16,389
      Other  ..............                     47,477       271,112      79,212
                           -----------------------------------------------------
         Total liabilities     2,566,866    23,754,722  66,971,390     9,739,823
                           -----------------------------------------------------
          Total net assets$511,711,471$6,115,089,953$1,499,740,816$1,000,303,429
     Net Assets            ====================================================
      $1.00 par value capital stock
      Capital stock ..... $ 83,512,297$  155,297,305$  163,731,256$   42,601,756
        Additional paid-in
         capital ..........  445,015,350 2,788,656,038   976,916,044 508,196,219
      Accumulated undistributed
        income (loss):
        Accumulated undistributed
         net investment
         income  .........    1,116,320     4,271,821     4,214,695     (15,271)
        Accumulated undistributed net
         realized gain (loss) on
         investment
         transactions .....  (25,756,761)  322,464,103   235,673,056 137,888,828
        Net unrealized appreciation
         of investments  ..    7,824,265 2,844,400,686   119,205,765 311,631,897
                          ------------------------------------------------------
         Net assets applicable to
           outstanding units
           of capital ... $511,711,471$6,115,089,953$1,499,740,816$1,000,303,429
                         ======================================================
     Net asset value per share
      (net assets divided by
      shares outstanding)
      Class A  ............        $6.13        $39.38         $9.16      $23.48
      Class Y  ............        $6.13        $39.38         $9.16      $23.54

     Capital shares
      outstanding
      Class A  ............   82,817,156   148,353,953   163,375,698  42,452,421
      Class Y  ............      695,141     6,943,352       355,558     149,335

     Capital shares authorized             400,000,000   600,000,000 600,000,000
                         See notes to financial statements.

     UNITED FUNDS, INC.
     STATEMENT OF OPERATIONS
     For the Six Months Ended JUNE 30, 1997
                                                                          United
                                  United        United        United Science and
                                    Bond        Income  Accumulative  Technology
                                    Fund          Fund          Fund        Fund
                            ------------  --------------------------------------
     Investment Income
      Income (Note 1B):
        Dividends .........  $       ---  $ 36,882,834  $  9,721,968$  1,500,548
        Interest and
         amortization  ....   18,473,837     8,950,754     5,371,049   3,434,573
                             -----------  ------------  ------------------------
         Total income  ....   18,473,837    45,833,588    15,093,017   4,935,121
                             -----------  ------------  ------------------------
      Expenses (Note 2):
        Investment
         management fee ...    1,099,775    14,934,948     3,784,724   2,821,407
        Transfer agency and
         dividend disbursing
          -- Class A  .....      420,786     3,428,004       765,189   1,068,957
        Service fee -- Class A                 329,989     3,579,267     887,598
        Custodian fees ....        7,906       182,518        27,718      28,903
        Accounting services fee   30,000        50,000        50,000      43,750
        Audit fees ........        9,120        12,413        10,080      10,395
        Shareholder servicing
         fee -- Class Y ...        4,318       148,831         2,377       2,816
        Legal fees ........        3,965        43,429        11,205       7,380
        Other .............       66,952       490,300       118,012     161,364
                             -----------  ------------  ------------------------
         Total expenses  ..    1,972,811    22,869,710     5,656,903   4,858,612
                             -----------  ------------  ------------------------
           Net investment
            income  .......   16,501,026    22,963,878     9,436,114      76,509
                             -----------  ------------  ------------------------
     Realized and Unrealized
      Gain (Loss) on Investments (Notes 1 and 3)
      Realized net gain
        on securities .....      459,671   250,081,449   181,957,908 117,477,811
      Realized net gain (loss) on foreign
       currency transactions        ---         49,759          ---     (91,780)
                             -----------  ------------  ------------------------
        Realized net gain
         on investments  ..      459,671   250,131,208   181,957,908 117,386,031
      Unrealized appreciation
        (depreciation) in value
        of investments during
       the period.........   (2,299,935)  748,404,979    46,709,391(108,866,831)
                             -----------  ------------  ------------------------
         Net gain (loss) on
           investments ....   (1,840,264)  998,536,187   228,667,299   8,519,200
                             -----------  ------------  ------------------------
           Net increase
            in net assets
            resulting from
            operations ....  $14,660,762$1,021,500,065  $238,103,413  $8,595,709
                            ============  ============  ========================
                         See notes to financial statements.

     UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Six Months Ended June 30, 1997                               United
                                  United        United        United Science and
                                    Bond        Income  Accumulative  Technology
                                    Fund          Fund          Fund        Fund
                            ----------------------------------------------------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment
         income  ..........  $16,501,026$   22,963,878  $  9,436,114$     76,509
        Realized net gain
         on investments  ..      459,671   250,131,208   181,957,908 117,386,031
        Unrealized
         appreciation
        (depreciation)  ..   (2,299,935)  748,404,979    46,709,391(108,866,831)
                            ----------------------------------------------------
         Net increase in net
           assets resulting
           from operations.   14,660,762 1,021,500,065   238,103,413   8,595,709
                            ----------------------------------------------------
      Distributions to shareholders
        from net investment
        income (Note 1E):*
         Class A  .........  (16,009,474)  (20,750,059)   (6,516,463)        ---
         Class Y  .........     (177,892)     (929,729)      (15,187)        ---
                            ----------------------------------------------------
                             (16,187,366)  (21,679,788)   (6,531,650)        ---
                            ----------------------------------------------------
      Capital share
        transactions (Note 5)(17,414,336)  113,506,363   (19,697,739)  8,070,373
                            ----------------------------------------------------
        Total increase (decrease)(18,940,940)1,113,326,640211,874,024 16,666,082
     Net Assets
      Beginning of period    530,652,411 5,001,763,313 1,287,866,792 983,637,347
                            ----------------------------------------------------
     End of period        $511,711,471$6,115,089,953$1,499,740,816$1,000,303,429
                            ====================================================
        Undistributed
         net investment
         income (loss)  ...   $1,116,320    $4,271,821    $4,214,695   ($15,271)
                              ==========    ==========    ==========    ========

                    *See "Financial Highlights" on pages 40 - 57.

                         See notes to financial statements.

     UNITED FUNDS, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For the Fiscal Year Ended DECEMBER 31, 1996                          United
                                  United        United        United Science and
                                    Bond        Income  Accumulative  Technology
                                    Fund          Fund          Fund        Fund
                            ----------------------------------------------------
     Increase (Decrease) in Net Assets
      Operations:
        Net investment
        income (loss)  ... $ 34,027,031$   47,099,480$   16,547,981$ (3,044,925)
        Realized net gain
         on investments  ..    1,490,998   276,135,291   155,572,364  71,735,912
        Unrealized
         appreciation
         (depreciation)  ..  (19,287,816)  518,056,427   (28,379,142)  2,339,175
                            ----------------------------------------------------
         Net increase in net
           assets resulting
           from operations.   16,230,213   841,291,198   143,741,203  71,030,162
                            ----------------------------------------------------
      Distributions to shareholders
        from (Note 1E):*
        Net investment income
         Class A  .........  (33,563,721)  (44,582,972)  (16,526,936)        ---
         Class Y  .........     (498,286)   (1,535,780)      (39,149)        ---
        Realized net gain on
         investment transactions
        Class A  .........           --- (223,378,753) (126,903,435)(57,680,201)
        Class Y  .........           ---   (6,868,127)     (256,540)   (174,464)
                            ----------------------------------------------------
                            (34,062,007) (276,365,632) (143,726,060)(57,854,665)
                            ----------------------------------------------------
      Capital share
        transactions (Note 5)(17,992,840)  353,417,280    81,068,885 149,679,267
                            ----------------------------------------------------
        Total increase (decrease)(35,824,634)918,342,846  81,084,028 162,854,764
     Net Assets
      Beginning of period    566,477,045 4,083,420,467 1,206,782,764 820,782,583
                            ----------------------------------------------------
      End of period         $530,652,411$5,001,763,313$1,287,866,792$983,637,347
                            ====================================================
        Undistributed
         net investment
         income  ..........     $802,660    $2,937,972    $1,310,231        $---
                                ========    ==========    ==========        ====

                    *See "Financial Highlights" on pages 40 - 47.

                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     UNITED BOND FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                       For the
                      six months  For the fiscal year ended December 31,
                         ended    --------------------------------------
                        6/30/97     1996   1995    1994   1993    1992
                      ----------   -----  -----   -----  -----   -----
     Net asset value,
      beginning of period  $6.14   $6.34  $5.62   $6.39  $6.31   $6.32
                           ----    ----   ----    ----   ----    ----
     Income from investment
      operations:
      Net investment income 0.19    0.39   0.40    0.39   0.41    0.45
      Net realized and
        unrealized gain
        (loss) on
        investments .....  (0.01)  (0.20)  0.72   (0.75)  0.41    0.00
                           ----    ----   ----    ----   ----    ----
     Total from investment
      operations  .......   0.18    0.19   1.12   (0.36)  0.82    0.45
                           ----    ----   ----    ----   ----    ----
     Less distributions:
      Dividends from net
        investment income  (0.19)  (0.39) (0.40)  (0.39) (0.41)  (0.46)
      Distribution from
        capital gains ...  (0.00)  (0.00) (0.00)  (0.02) (0.33)  (0.00)
                           ----    ----   ----    ----   ----    ----
     Total distributions   (0.19)  (0.39) (0.40)  (0.41) (0.74)  (0.46)
                           ----    ----   ----    ----   ----    ----
     Net asset value,
      end of period  ....  $6.13   $6.14  $6.34   $5.62  $6.39   $6.31
                          =====   =====  =====   =====  =====   =====
     Total return* ......   3.03%   3.20% 20.50%  -5.76% 13.19%   7.50%
     Net assets, end of
      period (000
      omitted)  .........$507,451$518,873$563,445$517,836$641,668$589,946
     Ratio of expenses to
      average net assets    0.78%** 0.77%  0.74%   0.72%  0.65%   0.64%
     Ratio of net investment
      income to average
      net assets  .......   6.47%** 6.34%  6.54%   6.60%  6.14%   7.29%
     Portfolio turnover
      rate  .............  14.54%  55.74% 66.38% 127.11%175.39% 115.17%

       *Total return calculated without taking into account the sales load deducted on an initial purchase.
      **Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     UNITED BOND FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                        For the         For the        For the
                     six months         fiscal year    period from
                          ended           ended        6/19/95* to
                        6/30/97         12/31/96       12/31/95
                     ----------         ----------     -----------
     Net asset value,
      beginning of period  $6.14          $6.34          $6.11
                           ----           ----           ----
     Income from investment
      operations:
      Net investment income 0.22           0.40           0.21
      Net realized and
        unrealized gain (loss)
        on investments ..  (0.03)         (0.20)          0.22
                           ----           ----           ----
     Total from investment
      operations  .......   0.19           0.20           0.43
                           ----           ----           ----
     Less distributions:
      Dividends from net
        investment income  (0.20)         (0.40)         (0.20)
      Distribution from
        capital gains ...  (0.00)         (0.00)         (0.00)
                           ----           ----           ----
     Total distributions   (0.20)         (0.40)         (0.20)
                           ----           ----           ----
     Net asset value,
      end of period  ....  $6.13          $6.14          $6.34
                           ====           ====           ====
     Total return .......   3.10%          3.35%          7.20%
     Net assets, end of
      period (000
      omitted)  ......... $4,260        $11,779         $3,032
     Ratio of expenses to
      average net assets    0.63%**        0.62%          0.63%**
     Ratio of net investment
      income to average
      net assets  .......   6.60%**        6.52%          6.41%**
     Portfolio turnover
      rate  .............  14.54%         55.74%         66.38%**

       *Commencement of operations.
      **Annualized.

                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     UNITED INCOME FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                       For the
                      six months  For the fiscal year ended December 31,
                         ended    --------------------------------------
                        6/30/97     1996   1995    1994   1993    1992
                      ----------   -----  -----   -----  -----   -----
     Net asset value,
      beginning of period $32.91  $28.96 $23.34  $24.77 $22.05  $20.44
                          -----   -----  -----   -----  -----   -----
     Income from investment
      operations:
      Net investment income 0.15    0.33   0.36    0.36   0.40    0.46
      Net realized and
        unrealized gain
        (loss) on
        investments .....   6.46    5.53   6.53   (0.80)  3.11    1.96
                          -----   -----  -----   -----  -----   -----
     Total from investment
      operations  .......   6.61    5.86   6.89   (0.44)  3.51    2.42
                          -----   -----  -----   -----  -----   -----
     Less distributions:
      Dividends from net
        investment income  (0.14)  (0.32) (0.35)  (0.36) (0.40)  (0.46)
      Distribution from
        capital gains ...  (0.00)  (1.59) (0.92)  (0.63) (0.39)  (0.35)
                          -----   -----  -----   -----  -----   -----
     Total distributions   (0.14)  (1.91) (1.27)  (0.99) (0.79)  (0.81)
                          -----   -----  -----   -----  -----   -----
     Net asset value,
      end of period  .... $39.38  $32.91 $28.96  $23.34 $24.77  $22.05
                         ======  ====== ======  ====== ======  ======
     Total return* ......  20.10%  20.36% 29.60%  -1.82% 16.05%  11.96%
     Net assets, end of
      period (000
      omitted)  .........$5,841,641$4,850,419$3,975,717$3,144,904$3,060,073
      $2,537,161
     Ratio of expenses to
      average net assets    0.85%** 0.86%  0.83%   0.74%  0.66%   0.65%
     Ratio of net investment
      income to average
      net assets  .......   0.84%** 1.03%  1.31%   1.45%  1.70%   2.19%
     Portfolio turnover
      rate  .............  13.95%  22.24% 17.59%  18.54% 21.70%  19.25%
     Average commission
      rate paid  ........  $0.0468 $0.0496


       *Total return calculated without taking into account the sales load deducted on an initial purchase.
      **Annualized.

                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     UNITED INCOME FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                 For the        For the        For the
                               six months      fiscal year    period from
                                   ended          ended       6/19/95* to
                                 6/30/97       12/31/96       12/31/95
                               ----------      ----------     -----------
     Net asset value,
      beginning of period         $32.91         $28.96         $27.73
                                  -----          -----          -----
     Income from investment
      operations:
      Net investment income         0.16           0.36           0.21
      Net realized and
        unrealized gain
        on investments ..           6.47           5.54           2.14
                                  -----          -----          -----
     Total from investment
      operations  .......           6.63           5.90           2.35
                                  -----          -----          -----
     Less distributions:
      Dividends from net
        investment income          (0.16)         (0.36)         (0.20)
      Distribution from
        capital gains ...          (0.00)         (1.59)         (0.92)
                                  -----          -----          -----
     Total distributions           (0.16)         (1.95)         (1.12)
                                  -----          -----          -----
     Net asset value,
      end of period  ....         $39.38         $32.91         $28.96
                                  =====          =====          =====
     Total return .......          20.17%         20.53%          8.45%
     Net assets, end of
      period (000
      omitted)  .........       $273,449       $151,344       $107,703
     Ratio of expenses to
      average net assets            0.72%**        0.73%          0.74%**
     Ratio of net investment
      income to average
      net assets  .......           0.96%**        1.17%          1.36%**
     Portfolio turnover
      rate  .............          13.95%         22.24%         17.59%**
     Average commission
      rate paid  ........          $0.0468        $0.0496

       *Commencement of operations.
      **Annualized.

                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     UNITED ACCUMULATIVE FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                       For the
                      six months  For the fiscal year ended December 31,
                         ended    --------------------------------------
                        6/30/97     1996   1995    1994   1993    1992
                      ----------   -----  -----   -----  -----   -----
     Net asset value,
      beginning of period  $7.75   $7.78  $6.58   $7.19  $7.50   $7.15
                           ----    ----   ----    ----   ----    ----
     Income from investment
      operations:
      Net investment
        income...........   0.06    0.11   0.11    0.13   0.11    0.16
      Net realized and
        unrealized gain
        (loss) on
        investments .....   1.39    0.82   2.12   (0.13)  0.55    0.85
                           ----    ----   ----    ----   ----    ----
     Total from investment
      operations  .......   1.45    0.93   2.23    0.00   0.66    1.01
                           ----    ----   ----    ----   ----    ----
     Less distributions:
      Dividends from net
        investment income  (0.04)  (0.11) (0.11)  (0.13) (0.11)  (0.16)
      Distribution from
        capital gains ...  (0.00)  (0.85) (0.92)  (0.48) (0.84)  (0.50)
      Distribution in
        excess of capital
        gains............  (0.00)  (0.00) (0.00)  (0.00) (0.02)  (0.00)
                           ----    ----   ----    ----   ----    ----
     Total distributions   (0.04)  (0.96) (1.03)  (0.61) (0.97)  (0.66)
                           ----    ----   ----    ----   ----    ----
     Net asset value,
      end of period  ....  $9.16   $7.75  $7.78   $6.58  $7.19   $7.50
                           ====    ====   ====    ====   ====    ====
     Total return* ......  18.71%  12.18% 34.21%   0.04%  9.06%  14.20%
     Net assets, end of
      period (000
      omitted)  .........$1,496,484$1,285,227$1,206,128$967,020$1,033,774
      $992,924
     Ratio of expenses to
      average net assets    0.82%** 0.83%  0.80%   0.71%  0.65%   0.62%
     Ratio of net investment
      income to average
      net assets  .......   1.37%** 1.34%  1.42%   1.76%  1.34%   2.13%
     Portfolio turnover
      rate  ............. 169.82% 240.37%229.03% 205.40%230.29% 194.41%
     Average commission
      rate paid  ........  $0.0561 $0.0575

       *Total return calculated without taking into account the sales load deducted on an initial purchase.
      **Annualized.
                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     UNITED ACCUMULATIVE FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                 For the        For the        For the
                               six months      fiscal year    period from
                                   ended          ended       7/11/95* to
                                 6/30/97       12/31/96       12/31/95
                               ----------      ----------     -----------
     Net asset value,
      beginning of period          $7.75          $7.78          $7.84
                                   ----           ----           ----
     Income from investment
      operations:
      Net investment income         0.06           0.12           0.05
      Net realized and
        unrealized gain
        on investments ..           1.39           0.82           0.87
                                   ----           ----           ----
     Total from investment
      operations  .......           1.45           0.94           0.92
                                   ----           ----           ----
     Less distributions:
      Dividends from net
        investment income          (0.04)         (0.12)         (0.06)
      Distribution from
        capital gains ...          (0.00)         (0.85)         (0.92)
                                   ----           ----           ----
     Total distributions           (0.04)         (0.97)         (0.98)
                                   ----           ----           ----
     Net asset value,
      end of period  ....          $9.16          $7.75          $7.78
                                   ====           ====           ====
     Total return .......          18.75%         12.27%         11.92%
     Net assets, end of
      period (000
      omitted)  .........         $3,257         $2,640           $655
     Ratio of expenses to
      average net assets            0.75%**        0.74%          0.76%**
     Ratio of net investment
      income to average
      net assets  .......           1.45%**        1.45%          1.24%**
     Portfolio turnover
      rate  .............         169.82%        240.37%        229.03%**
     Average commission
      rate paid  ........          $0.0561        $0.0575

       *Commencement of operations.
      **Annualized.

                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     UNITED SCIENCE AND TECHNOLOGY FUND
     Class A Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                       For the
                      six months  For the fiscal year ended December 31,
                         ended    --------------------------------------
                        6/30/97     1996   1995    1994   1993    1992
                      ----------   -----  -----   -----  -----   -----
     Net asset value,
      beginning of period $23.35  $22.89 $15.21  $14.83 $14.64  $15.42
                          -----   -----  -----   -----  -----   -----
     Income from investment
      operations:
      Net investment
        income (loss) ...   0.00   (0.07) (0.01)   0.00   0.01    0.03
      Net realized and
        unrealized gain
        (loss) on
        investments .....   0.13    2.00   8.40    1.40   1.21   (0.66)
                          -----   -----  -----   -----  -----   -----
     Total from investment
      operations  .......   0.13    1.93   8.39    1.40   1.22   (0.63)
                          -----   -----  -----   -----  -----   -----
     Less distributions:
      Dividends from net
        investment income  (0.00)  (0.00) (0.00)  (0.00) (0.01)  (0.03)
      Distribution from
        capital gains ...  (0.00)  (1.47) (0.71)  (1.02) (0.95)  (0.12)
      Distribution in
        excess of capital
        gains ...........  (0.00)  (0.00) (0.00)  (0.00) (0.07)  (0.00)
                          -----   -----  -----   -----  -----   -----
     Total distributions   (0.00)  (1.47) (0.71)  (1.02) (1.03)  (0.15)
                          -----   -----  -----   -----  -----   -----
     Net asset value,
      end of period  .... $23.48  $23.35 $22.89  $15.21 $14.83  $14.64
                         ======  ====== ======  ====== ======  ======
     Total return* ......   0.56%   8.35% 55.37%   9.78%  8.51%  -4.03%
     Net assets, end of
      period (000
      omitted)  .........$996,788$980,547$820,783$496,503$446,611$428,806
     Ratio of expenses to
      average net assets    1.04%** 0.98%  0.93%   0.96%  0.91%   0.87%
     Ratio of net investment
      income to average
      net assets  .......   0.02%**-0.33% -0.07%   0.00%  0.06%   0.24%
     Portfolio turnover
      rate  .............  44.19%  33.90% 32.89%  64.39% 68.38%  45.79%
     Average commission
      rate paid  ........  $0.0599 $0.0538
       *Total return calculated without taking into account the sales load deducted on an initial purchase.
      **Annualized.

                         See notes to financial statements.

     FINANCIAL HIGHLIGHTS OF
     UNITED SCIENCE AND TECHNOLOGY FUND
     Class Y Shares
     For a Share of Capital Stock Outstanding Throughout Each Period:

                                 For the        For the
                               six months      period from
                                   ended       2/27/96* to
                                 6/30/97       12/31/96
                               ----------      ----------
     Net asset value,
      beginning of period         $23.38         $24.05
                                  -----          -----
     Income from investment
      operations:
      Net investment
        income (loss) ...           0.02          (0.02)
      Net realized and
        unrealized gain
        on investments ..           0.14           0.82
                                  -----          -----
     Total from investment
      operations  .......           0.16           0.80
                                  -----          -----
     Less distributions:
      Dividends from net
        investment income          (0.00)         (0.00)
      Distribution from
        capital gains ...          (0.00)         (1.47)
                                  -----          -----
     Total distributions           (0.00)         (1.47)
                                  -----          -----
     Net asset value,
      end of period  ....         $23.54         $23.38
                                  =====          =====
     Total return .......           0.68%          3.25%
     Net assets, end of
      period (000
      omitted)  .........         $3,515         $3,090
     Ratio of expenses to
      average net assets            0.88%**        0.80%**
     Ratio of net investment
      income to average
      net assets  .......           0.18%**       -0.12%**
     Portfolio turnover
      rate  .............          44.19%         33.90%**
     Average commission
      rate paid  ........          $0.0599        $0.0538

       *Commencement of operations.
      **Annualized.

                         See notes to financial statements.

     UNITED FUNDS, INC.
     NOTES TO FINANCIAL STATEMENTS
     JUNE 30, 1997

     NOTE 1 -- Significant Accounting Policies

          United Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four series of capital shares; each series represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations system) which provides information on bid and asked or closing prices quoted by major dealers
          in such stocks.   Securities for which quotations are not readily
          available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

     B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

     C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

     D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes.
          See Note 4 -- Federal Income Tax Matters.

          E.Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards

          The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     NOTE 2 -- Investment Management And Payments To Affiliated Persons

          The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets for United Bond Fund, .15% of net assets for United Income Fund and United Accumulative Fund, and .20% for United Science and Technology Fund; and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $16.9 billion of combined net assets at June 30, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Corporation accrues and pays this fee daily.

          Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Corporation's investment manager.

          The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.



                               Accounting Services Fee
                       Average
                    Net Asset Level                Annual Fee
               (all dollars in millions)       Rate for Each Fund
               -------------------------       ------------------
               From $    0  to $   10               $      0
               From $   10  to $   25               $ 10,000
               From $   25  to $   50               $ 20,000
               From $   50  to $  100               $ 30,000
               From $  100  to $  200               $ 40,000
               From $  200  to $  350               $ 50,000
               From $  350  to $  550               $ 60,000
               From $  550  to $  750               $ 70,000
               From $  750  to $1,000               $ 85,000
                    $1,000 and Over                 $100,000

          For Class A shares, the Corporation also pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

          As principal underwriter for the Corporation's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Corporation) of $13,910,652, out of which W&R paid sales commissions of $8,040,370 and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses.

          Under a Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Corporation may pay monthly a fee to W&R in an amount not to exceed .25% of the Corporation's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

          The Corporation paid Directors' fees of $152,572, which are included in other expenses.

          W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     NOTE 3 -- Investment Securities Transactions

          Investment securities transactions for the period ended June 30, 1997 are summarized as follows:

                                                                          United
                                    United       United      United  Science and
                                      Bond       IncomeAccumulative   Technology
                                      Fund         Fund        Fund         Fund
                               ----------- ------------------------ ------------
     Purchases of investment
      securities, excluding
      short-term and U.S.
      Government securities  $ 55,466,201 $808,979,412$2,046,417,673$366,652,452
     Purchases of U.S. Government
      securities                16,762,207          ---         ---          ---
     Purchases of short-term
      securities               111,847,539  951,396,5571,514,678,145 888,561,322
     Proceeds from maturities
      and sales of investment
      securities, excluding
      short-term and U.S.
      Government securities     65,360,441  740,230,2732,077,496,410 416,284,795
     Proceeds from maturities and
      sales of U.S. Government
      securities                22,447,556          ---         ---          ---
     Proceeds from maturities and sales
      of short-term securities 113,504,478  955,044,7841,489,245,070 835,797,161

          For Federal income tax purposes, cost of investments owned at June 30, 1997 and the related appreciation were as follows:

                                                                       Aggregate
                                  Cost AppreciationDepreciation Appreciation
                           -------------- --------------------------------------
     United Bond Fund        $498,737,018  $10,241,469$(2,417,204) $   7,824,265
     United Income Fund     3,273,736,7652,849,172,014 (4,752,999) 2,844,419,015
     United Accumulative
      Fund                  1,406,179,874  142,374,972(23,169,204)   119,205,768
     United Science and
      Technology Fund         696,640,511  334,481,213(22,845,962)   311,635,251

     NOTE 4 -- Federal Income Tax Matters

          The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, United Income Fund, United Accumulative Fund and United Science and Technology Fund realized capital gain net income of $276,362,531, $155,754,021 and $71,640,888, respectively, during the year ended December 31, 1996, a portion of which was paid to shareholders during the period ended December 31, 1996. Remaining capital gain net income will be distributed to each Fund's shareholders. For Federal income tax purposes, United Bond Fund realized capital gain net income of $1,229,324 during the year ended December 31, 1996, which was entirely offset by utilization of capital loss carryforwards. Remaining prior year capital loss carryforwards of United Bond Fund aggregated $26,199,056 as of December 31, 1996, and are available to offset future capital gain net income as follows: $26,118,153 through December 31, 2002 and $80,903 through December 31, 2003.

     NOTE 5 -- Commencement of Multiclass Operations

          On June 17, 1995, each Fund within the Corporation was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Corporation. United Income Fund and United Bond Fund commenced multiclass operations on June 19, 1995 and United Accumulative Fund commenced multiclass operations on July 11, 1995. United Science and Technology Fund commenced multiclass operations on February 27, 1996.

          Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

          Transactions in capital stock for the six months ended June 30, 1997 are summarized below.



                                                                          United
                                  United        United        United Science and
                                    Bond        Income  Accumulative  Technology
                                    Fund          Fund          Fund        Fund
                             -----------  ------------  ------------------------
     Shares issued from sale
      of shares:
      Class A  ............    2,939,766    11,245,276     3,851,009  14,918,867
      Class Y  ............       88,183     2,539,751        33,512      31,264
     Shares issued from
      reinvestment of
      dividends:
      Class A  ............    2,256,881       517,457       654,086         ---
      Class Y  ............       22,831        24,745         1,658         ---
     Shares redeemed:
      Class A  ............  (6,830,637)  (10,814,124)   (6,937,417)(14,465,972)
      Class Y  ............  (1,332,828)     (220,436)      (20,170)    (14,093)
                               ---------    ----------      --------   ---------
     Increase (decrease) in
      outstanding capital
      shares:
      Class A  ............   (1,633,990)      948,609    (2,432,322)    452,895
      Class Y  ............   (1,221,814)    2,344,060        15,000      17,171
                               ---------    ----------    ----------   ---------
        Total for Fund ....   (2,855,804)    3,292,669    (2,417,322)    470,066
                               =========    ==========    ==========   =========
     Value issued from sale
      of shares:
      Class A  ............  $17,925,474  $396,209,852   $32,438,196$328,784,872
      Class Y  ............      535,641    88,179,698       277,173     702,052
     Value issued from
      reinvestment of
      dividends:
      Class A  ............   13,720,338    19,199,771     5,995,259         ---
      Class Y  ............      138,775       929,729        15,186         ---
     Value redeemed:
      Class A  ............(41,581,486) (383,260,733)  (58,255,075)(321,091,248)
      Class Y  ............  (8,153,078)   (7,751,954)     (168,478)   (325,303)
                             -----------  ------------   -----------------------
     Increase (decrease) in
      outstanding capital:
      Class A  ............   (9,935,674)   32,148,890   (19,821,620)  7,693,624
      Class Y  ............   (7,478,662)   81,357,473       123,881     376,749
                             -----------  ------------   -----------------------

        Total for Fund .... ($17,414,336) $113,506,363  ($19,697,739)$ 8,070,373
                             ===========  ============   =======================


          Transactions in capital stock for the fiscal year ended December 31, 1996 are summarized below.



                                                                          United
                                  United        United        United Science and
                                    Bond        Income  Accumulative  Technology
                                    Fund          Fund          Fund        Fund
                             -----------  ------------  ------------------------
     Shares issued from sale
      of shares:
      Class A  ............    6,465,124    16,133,571     8,009,525  27,427,545
      Class Y  ............    1,782,344     1,298,483       379,703     139,882
     Shares issued from
      reinvestment of
      dividends and/or capital
      gains distribution:
      Class A  ............    4,659,208     7,718,525    17,504,459   2,334,666
      Class Y  ............       44,921       258,999        38,631       7,370
     Shares redeemed:
      Class A  ............ (15,509,353)  (13,716,661)  (14,780,542)(23,624,041)
      Class Y  ............    (388,283)     (677,004)     (161,934)    (15,088)
                               ---------    ----------      --------   ---------
     Increase (decrease) in
      outstanding capital
      shares:
      Class A  ............   (4,385,021)   10,135,435    10,733,442   6,138,170
      Class Y  ............    1,438,982       880,478       256,400     132,164
                               ---------    ----------    ----------   ---------
        Total for Fund ....   (2,946,039)   11,015,913    10,989,842   6,270,334
                               =========    ==========    ==========   =========
     Value issued from sale
      of shares:
      Class A  ............  $39,560,061  $509,911,318   $64,177,016$676,558,274
      Class Y  ............   10,740,902    40,986,800     3,050,529   3,450,514
     Value issued from
      reinvestment of
      dividends and/or capital
      gains distribution:
      Class A  ............   28,366,563   250,527,856   133,871,990  55,192,015
      Class Y  ............      272,967     8,403,907       295,689     174,465
     Value redeemed:
      Class A  ............(94,554,914) (435,082,498) (118,996,801)(585,325,217)
      Class Y  ............  (2,378,419)  (21,330,103)   (1,329,538)   (370,784)
                             -----------  ------------   -----------------------
     Increase (decrease) in
      outstanding capital:
      Class A  ............  (26,628,290)  325,356,676    79,052,205 146,425,072
      Class Y  ............    8,635,450    28,060,604     2,016,680   3,254,195
                             -----------  ------------   -----------------------
        Total for Fund .... $(17,992,840) $353,417,280   $81,068,885$149,679,267
                             ===========  ============   =======================

     INDEPENDENT AUDITORS' REPORT

     The Board of Directors and Shareholders,
     United Funds, Inc.:


     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of United Bond Fund, United Income Fund, United Accumulative Fund, and United Science and Technology Fund (collectively the _Funds_) comprising United Funds, Inc. as of June 30, 1997, the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the year ended December 31, 1996, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of each of the respective funds comprising United Funds, Inc. as of June 30, 1997, the results of their operations, the changes in their net assets, and their financial highlights for the periods presented in conformity with generally accepted accounting principles.




     Deloitte & Touche LLP
     Kansas City, Missouri
     August 1, 1997

     To all IRA Planholders:
     As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.





     DIRECTORS
     Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
     Henry L. Bellmon, Red Rock, Oklahoma
     Dodds I. Buchanan, Boulder, Colorado
     James M. Concannon, Topeka, Kansas
     John A. Dillingham, Kansas City, Missouri
     Linda Graves, Topeka, Kansas
     John F. Hayes, Hutchinson, Kansas
     Glendon E. Johnson, Miami, Florida
     William T. Morgan, Coronado, California
     William L. Rogers, Los Angeles, California
     Frank J. Ross, Jr., Kansas City, Missouri
     Eleanor B. Schwartz, Kansas City, Missouri
     Keith A. Tucker, Overland Park, Kansas
     Frederick Vogel III, Milwaukee, Wisconsin
     Paul S. Wise, Carefree, Arizona



     OFFICERS
     Keith A. Tucker, President
     James C. Cusser, Vice President
     Abel Garcia, Vice President
     Robert L. Hechler, Vice President
     Henry J. Herrmann, Vice President
     John M. Holliday, Vice President
     Theodore W. Howard, Vice President and Treasurer
     Antonio Intagliata, Vice President
     Sharon K. Pappas, Vice President and Secretary
     Carl E. Sturgeon, Vice President
     Russell E. Thompson, Vice President
     James D. Wineland, Vice President

     THE UNITED GROUP OF MUTUAL FUNDS
     -------------------------------------------------------------------

     United Cash Management, Inc.
     United Government Securities Fund, Inc.
     United Bond Fund
     United Municipal Bond Fund, Inc.
     United Municipal High Income Fund, Inc.
     United High Income Fund, Inc.
     United High Income Fund II, Inc.
     United Continental Income Fund, Inc.
     United Retirement Shares, Inc.
     United Asset Strategy Fund, Inc.
     United Income Fund
     United Accumulative Fund
     United Vanguard Fund, Inc.
     United New Concepts Fund, Inc.
     United Science and Technology Fund
     United International Growth Fund, Inc.
     United Gold & Government Fund, Inc.
















     ------------------------------------

     FOR MORE INFORMATION:
     Contact your representative, or your
     local office as listed on your
     Account Statement, or contact:
       WADDELL & REED
       CUSTOMER SERVICE
       6300 Lamar Avenue
       P.O. Box 29217
       Shawnee Mission, KS  66201-9217
       (800) 366-5465



     Our INTERNET address is:
       http://www.waddell.com


     NUR1000SA(3-97)
     printed on recycled paper